Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			$ 6,523,583
Financial assets mandatorily classified as at FVTPL	$ 5,436,280	$ 195,973	6,523,583
Financial assets at FVTOCI	8,112,274	292,439	2,367,547
Financial liabilities at FVTPL	417,660	15,056	1,537,208
Trade receivables, net	1,076,458	38,805	1,012,736
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			99,312
Financial assets mandatorily classified as at FVTPL	85,629	3,087	99,312
Financial liabilities at FVTPL	360,797	13,006	1,448,972
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			122,511
Financial assets mandatorily classified as at FVTPL	23,373	843	122,511
Financial liabilities at FVTPL	56,863	2,050	9,020
Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	102,124	3,682
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			4,064,438
Financial assets mandatorily classified as at FVTPL	2,683,193	96,726	4,064,438
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			339,338
Financial assets mandatorily classified as at FVTPL	334,223	12,049	339,338
Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	11,245	405	151,329
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			385,440
Financial assets mandatorily classified as at FVTPL	583,270	21,026	385,440
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			1,124,754
Financial assets mandatorily classified as at FVTPL	1,322,686	47,682	1,124,754
Contingent considerations [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			387,790
Financial assets mandatorily classified as at FVTPL	394,943	14,237	387,790
Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	820,779	29,588	567,377
Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	9,206	332	9,692
Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	1,076,458	38,805	1,012,736
Trade receivables, net	6,092,462	219,627	626,413
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	56,863	2,050
Target redemption forward contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	500	18
Financial liabilities at FVTPL			79,216
Redemption option and put option of convertible bonds [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	8,463	305
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			4,403,776
Financial assets mandatorily classified as at FVTPL	3,017,416	108,775
Financial assets at FVTOCI	102,124	3,682
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	102,124	3,682
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			4,064,438
Financial assets mandatorily classified as at FVTPL	2,683,193	96,726
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			339,338
Financial assets mandatorily classified as at FVTPL	334,223	12,049
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			221,823
Financial assets mandatorily classified as at FVTPL	117,965	4,253
Financial liabilities at FVTPL	417,660	15,056	1,537,208
Level 2 of fair value hierarchy [Member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			99,312
Financial assets mandatorily classified as at FVTPL	85,629	3,087
Financial liabilities at FVTPL	360,797	13,006	1,448,972
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			122,511
Financial assets mandatorily classified as at FVTPL	23,373	843
Financial liabilities at FVTPL			9,020
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	56,863	2,050
Level 2 of fair value hierarchy [Member] | Target redemption forward contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	500	18
Financial liabilities at FVTPL			79,216
Level 2 of fair value hierarchy [Member] | Redemption option and put option of convertible bonds [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	8,463	305
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			1,897,984
Financial assets mandatorily classified as at FVTPL	2,300,899	82,945
Financial assets at FVTOCI	8,010,150	288,757	2,367,547
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	11,245	405	151,329
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			385,440
Financial assets mandatorily classified as at FVTPL	583,270	21,026
Level 3 of fair value hierarchy [member] | Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			1,124,754
Financial assets mandatorily classified as at FVTPL	1,322,686	47,682
Level 3 of fair value hierarchy [member] | Contingent considerations [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			387,790
Financial assets mandatorily classified as at FVTPL	394,943	14,237
Level 3 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	820,779	29,588	567,377
Level 3 of fair value hierarchy [member] | Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	9,206	332	9,692
Level 3 of fair value hierarchy [member] | Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	1,076,458	38,805	1,012,736
Trade receivables, net	$ 6,092,462	$ 219,627	$ 626,413